Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2010	$ 1,019,930	$ 46,081	$ 350,946	$ 671,480	$ (52,329)	$ 1,016,178	$ 3,752
Net loss	(8,592)			(8,842)		(8,842)	250
Expenses of 2010 common stock-offering	(73)		(73)			(73)
Issuance of shares of restricted share units (72,500 and 84,500 shares in 2011 and 2012 respectively)	0	73	(73)			0
Cash dividends paid ($0.30 per share in 2011 and 2012)	(13,823)			(13,823)		(13,823)
Distribution from Subsidiary to non controlling interest	(2,199)					0	(2,199)
Other comprehensive income	9,792				9,792	9,792
Amortization of restricted share units	701		701			701
BALANCE, at Jun. 30, 2011	1,005,736	46,154	351,501	648,815	(42,537)	1,003,933	1,803
BALANCE, at Dec. 31, 2011	919,158	46,209	351,566	554,314	(35,030)	917,059	2,099
Net loss	(14,413)			(14,504)		(14,504)	91
Issuance of 10,000 shares	62,659	10,000	52,659			62,659
Issuance of shares of restricted share units (72,500 and 84,500 shares in 2011 and 2012 respectively)	0	84	(84)			0
Cash dividends paid ($0.30 per share in 2011 and 2012)	(15,362)			(15,362)		(15,362)
Other comprehensive income	9,513				9,513	9,513
Amortization of restricted share units	168		168			168
BALANCE, at Jun. 30, 2012	$ 961,723	$ 56,293	$ 404,309	$ 524,448	$ (25,517)	$ 959,533	$ 2,190